Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 3,260,219		$ 3,107,581	$ 2,958,248
Cost of revenues	2,300,636		2,210,528	2,133,151
Gross profit	959,583		897,053	825,097
Operating Expenses [Abstract]
Research and development, net	255,792		243,416	228,011
Marketing and selling, net	271,037		239,366	216,537
General and administrative, net	151,353		145,693	139,634
Other Operating Income	(17,575)		0	(5,951)
Total operating expenses	660,607		628,475	578,231
Operating income	298,976		268,578	246,866
Financial expenses, net	(23,742)		(20,240)	(47,498)
Other income, net	3,967		216	120
Income before income taxes	279,201		248,554	199,488
Income taxes	(45,617)		(46,235)	(25,624)
Net income after taxes	233,584		202,319	173,864
Equity in net earnings of affiliated companies and partnerships	5,224		4,542	5,549
Net income	238,808		206,861	179,413
Less: net income attributable to non-controlling interests	(1,899)		(4,352)	(8,433)
Net income attributable to Elbit Systems Ltd.’s shareholders	$ 236,909		$ 202,509	$ 170,980
Basic net earnings (losses) per share:
Total (in dollars per share)	$ 5.54		$ 4.74	$ 4.01
Diluted net earnings (losses) per share:
Total (in dollars per share)	$ 5.54		$ 4.74	$ 4.01
Weighted average number of shares used in computation of basic earnings per share (in shares)	42,742	[1]	42,711	42,654	[1]
Weighted average number of shares used in computation of diluted earnings per share (in shares)	42,752	[1]	42,733	42,677	[1]

[1]	In thousands